Statement of comprehensive income, profit or loss, by function of expense (Statement) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Profit (loss) [abstract]
Revenue	$ 399,664	$ 256,458	$ 735,526	$ 473,217
Cost of sales	(272,514)	(157,573)	(489,692)	(289,453)
Gross profit	127,150	98,885	245,834	183,764
Research and development expense	(13,298)	(7,380)	(25,422)	(14,147)
Sales and marketing expense	(9,892)	(4,842)	(19,811)	(11,977)
General and administrative expense	(36,460)	(27,003)	(79,117)	(51,327)
Impairment loss (impairment gain and reversal of impairment loss) determined in accordance with IFRS 9	(1,430)	(1,415)	(2,210)	(1,801)
Other gains (losses)	(1,909)	(2,480)	(2,341)	(2,902)
Profit (loss) from operating activities	64,161	55,765	116,933	101,610
Finance income	5,067	11,110	15,824	23,338
Finance costs	(2,757)	(14,895)	(8,355)	(20,154)
Gains (losses) on net monetary position	(1,483)	(984)	(2,869)	(1,869)
Other results	827	(4,769)	4,600	1,315
Profit (loss) before tax	64,988	50,996	121,533	102,925
Tax income (expense)	(10,213)	(8,188)	(24,822)	(13,450)
Profit (loss)	54,775	42,808	96,711	89,475
Profit (loss), attributable to [abstract]
Profit (loss), attributable to owners of parent	54,638	42,810	96,612	89,440
Profit (loss), attributable to non-controlling interests	$ 137	$ (2)	$ 99	$ 35
Earnings per share [abstract]
Basic earnings (loss) per share	$ 0.19	$ 0.15	$ 0.33	$ 0.31
Diluted earnings (loss) per share	$ 0.18	$ 0.14	$ 0.33	$ 0.30
Other comprehensive income [abstract]
Exchange difference on translation on foreign operations	$ 1,805	$ 4,303	$ 4,852	$ 7,829
Total other comprehensive income	1,805	4,303	4,852	7,829
Total Comprehensive Income for the year	56,580	47,111	101,563	97,304
Disclosure of subsidiaries [line items]
Revenue	399,664	256,458	735,526	473,217
Wages and salaries			18,887
Comprehensive income, attributable to owners of parent	56,520	47,010	101,462	97,184
Comprehensive income, attributable to non-controlling interests	60	101	101	120
Latin America
Profit (loss) [abstract]
Revenue	326,630	202,709	589,116	365,605
Disclosure of subsidiaries [line items]
Revenue	326,630	202,709	589,116	365,605
BRAZIL
Profit (loss) [abstract]
Revenue	90,176	46,991	148,010	81,410
Disclosure of subsidiaries [line items]
Revenue	90,176	46,991	148,010	81,410
ARGENTINA
Profit (loss) [abstract]
Revenue	68,918	31,637	130,130	59,882
Disclosure of subsidiaries [line items]
Revenue	68,918	31,637	130,130	59,882
MEXICO
Profit (loss) [abstract]
Revenue	74,716	45,660	130,396	82,371
Disclosure of subsidiaries [line items]
Revenue	74,716	45,660	130,396	82,371
Other countries
Profit (loss) [abstract]
Revenue	92,820	78,421	180,580	141,942
Disclosure of subsidiaries [line items]
Revenue	92,820	78,421	180,580	141,942
Non-LatAm
Profit (loss) [abstract]
Revenue	73,034	53,749	146,410	107,612
Disclosure of subsidiaries [line items]
Revenue	$ 73,034	$ 53,749	$ 146,410	$ 107,612